GuidePath® Growth Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 98.91%
	Exchange Traded Funds - 74.18%
24,967	Invesco QQQ Trust Series 1 (a)	$8,849,054
912,346	iShares Core MSCI Emerging Markets ETF (a)	61,118,058
40,162	iShares Core MSCI Europe ETF	2,300,479
587,616	iShares Core S&P Small-Cap ETF (a)	66,388,856
354,332	iShares MSCI ACWI ETF (a)	35,854,855
199,932	iShares MSCI Switzerland ETF	9,722,693
230,905	JPMorgan Beta Builders Canada ETF	14,941,863
810,082	Schwab U.S. Large-Cap ETF (a)	84,224,225
502,792	Schwab U.S. Large-Cap Growth ETF (a)	73,387,520
225,428	SPDR S&P 600 Small Cap Growth ETF (a)	20,011,244
151,233	SPDR S&P China ETF	20,068,619
157,375	Vanguard FTSE All World ex-US Small-Cap ETF	21,473,819
2,303,239	Vanguard FTSE Developed Markets ETF (a)	118,662,873
218,611	Vanguard Global ex-U.S. Real Estate ETF (a)	12,758,138
193,121	Vanguard Real Estate ETF (a)	19,657,787
841,481	Vanguard Russell 1000 Growth ETF	58,752,203
94,350	Vanguard Russell 2000 Growth (a)	21,411,789
528,898	Vanguard S&P 500 ETF (a)	208,131,941
57,620	Vanguard Value ETF	7,920,445
		865,636,461
	Mutual Funds - 24.73%
1,349,611	AMCAP Fund - Class F3	57,830,839
757,990	American Funds - Fundamental Investors - Class F3	57,857,339
448,537	American Funds - New Economy Fund - Class F2	28,935,093
475,662	American Funds - SMALLCAP World Fund, Inc. - Class F3	42,823,850
961,361	American Funds - The Growth Fund of America - Class F3	72,169,385
434,056	American New Perspective Fund - Class F2	28,951,517
		288,568,023
	Total Investment Companies (Cost $720,233,073)	1,154,204,484

	SHORT TERM INVESTMENTS - 1.10%
	Money Market Funds - 1.10%
	DWS Government Money Market Series - Institutional Shares
12,789,382	Effective Yield, 0.04% (b)	12,789,382
	Total Short Term Investments (Cost $12,789,382)	12,789,382
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 32.09%
	Mount Vernon Liquid Assets Portfolio, LLC
374,462,349	Effective Yield, 0.10% (b)	374,462,349
	Total Investments Purchased with Proceeds from Securities Lending (Cost $374,462,349)	374,462,349

	Total Investments (Cost $1,107,484,804) - 132.10%	1,541,456,215
	Liabilities in Excess of Other Assets - (32.10)%	(374,600,791)
	TOTAL NET ASSETS - 100.00%	$1,166,855,424

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2021.